Biological assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Monetary correction by Hyperinflation	R$ 331,117	R$ 624,562
Current biological assets [member] | Living animals [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,151,551	2,899,921
Additions/Transfer	27,098,935	28,453,575
Changes in fair value (1)	2,959,703	3,920,825
Harvest
Write-off
Transfer between current and non-current	284,002	267,021
Transfer to inventories	(30,727,668)	(32,344,487)
Exchange variation	(71,052)	(49,156)
Monetary correction by Hyperinflation	6,693	3,852
Ending balance	2,702,164	3,151,551
Non-current biological assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,649,133	1,414,482
Additions/Transfer	782,697	737,723
Changes in fair value (1)	(192,872)	(187,865)
Harvest	(48,410)	(67,546)
Write-off	(15,966)	(558)
Transfer between current and non-current	(284,002)	(267,021)
Transfer to inventories
Exchange variation	(37,316)	(21,437)
Monetary correction by Hyperinflation	5,052	41,355
Ending balance	1,858,316	1,649,133
Non-current biological assets [member] | Living animals [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,301,971	1,093,545
Additions/Transfer	710,121	677,234
Changes in fair value (1)	(380,608)	(221,705)
Harvest
Write-off
Transfer between current and non-current	(284,002)	(267,021)
Transfer to inventories
Exchange variation	(37,316)	(21,437)
Monetary correction by Hyperinflation	5,052	41,355
Ending balance	1,315,218	1,301,971
Non-current biological assets [member] | Forests [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	347,162	320,937
Additions/Transfer	72,576	60,489
Changes in fair value (1)	187,736	33,840
Harvest	(48,410)	(67,546)
Write-off	(15,966)	(558)
Transfer between current and non-current
Transfer to inventories
Exchange variation
Monetary correction by Hyperinflation
Ending balance	R$ 543,098	R$ 347,162